Northern Lights Fund Trust II

Witherspoon Managed Futures Strategy Fund

Incorporated herein by reference is the definitive version of the prospectus for the Witherspoon Managed Futures Strategy Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on January 23, 2013 (SEC Accession No. 0000910472-13-000209).